Organization - Schedule of VIEs and VIEs' Subsidiaries Included in Consolidated Balance Sheets and Statements of Comprehensive Loss (Parenthetical) (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)
Variable Interest Entity [Line Items]
Long-term loans, current portion			¥ 909,034
Variable Interest Entities
Variable Interest Entity [Line Items]
Long-term loans, current portion			909,034
Variable Interest Entities | Long-term Loan, Current Portion
Variable Interest Entity [Line Items]
Long-term loans, current portion	¥ 708,195	$ 111,131	¥ 527,000